Derivative Financial Instruments - Schedule of Foreign Currency Risk Hedging, Movements in the Hedging Reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Cumulative fair value change at the beginning	€ 1,799	€ (21,559)	€ 1,343
Fair value adjustment for the year	(5,003)	13,079	(18,505)
Transfer of cash flow hedge reserve to property, plant and equipment	2,536	0	0
Items recycled for the year	(2,582)	1,527	(776)
Cumulative fair value change at the end	(8,958)	1,799	(21,559)
Foreign currency risk and Foreign currency risk - Time value
Derivative Financial Instruments
Cumulative fair value change at the beginning	16,744	(9,769)	(1,820)
Items recycled for the year	(1,824)	1,417	0
Time value adjustment for the year	(5,708)	8,752	(3,621)
Cumulative fair value change at the end	881	16,744	(9,769)
Foreign currency risk and Foreign currency risk - Time value | FX forward contracts
Derivative Financial Instruments
Fair value adjustment for the year	(6,103)	10,771	(3,518)
Foreign currency risk and Foreign currency risk - Time value | Option collars
Derivative Financial Instruments
Fair value adjustment for the year	(4,764)	5,573	(810)
Transfer of cash flow hedge reserve to property, plant and equipment	€ 2,536	€ 0	€ 0